OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 522		$ 522		$ 499
Lease liabilities	643		643		690
Derivative liabilities	92		92		277
Deferred revenue	15		15		16
Provisions	16		16		16
Loans and notes payables	3		3		1
Total other non-current liabilities	1,291		1,291		$ 1,499
Interest expense on lease liabilities	$ 15	$ 15	$ 29	$ 30